SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Jan. 01, 2018 USD ($) Unit	Dec. 31, 2020 USD ($) $ / Bushel	Dec. 31, 2019 USD ($)
Income Taxes
Excess of net financial basis over tax basis		$ 7,300,000	$ 7,300,000
Revenue Recognition
Annual contractual payments to Cargill to arrange for the delivery of the corn and other agency services	$ 60,000
Number of installments | Unit	4
Incentive paid per bushel to members who deliver corn under Method A | $ / Bushel		0.05
Agency fee paid per bushel by the members who elect Method B | $ / Bushel		0.02
Concentrations
Cash balance in excess of the FDIC insurance limits		$ 3,300,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		10 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years